CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
Cash and cash equivalents	268,621,701	293,424,298	41,327,948
Other current assets	3,717,898,668	2,252,537,952	317,263,335
Total current assets	3,986,520,369	2,545,962,250	358,591,283
Finance lease receivables—non-current	260,049,967	36,426,617	5,130,582
Other non-current assets	1,246,816,149	727,442,480	102,458,130
Total non-current assets	1,506,866,116	763,869,097	107,588,712
Total assets	5,493,386,485	3,309,831,347	466,179,995
Short-term debts	349,299,134	39,071,500	5,503,106
Other current liabilities	1,861,808,449	415,702,064	58,550,411
Total current liabilities	2,211,107,583	454,773,564	64,053,517
Long-term debts	75,869,353	712,023	100,286
Other non-current liabilities	86,138,152	53,137,238	7,484,223
Total non-current liabilities	162,007,505	53,849,261	7,584,509
Total liabilities	2,373,115,088	508,622,825	71,638,026

Schedule of condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(374,886,851)	(599,053,407)	969,040,392	136,486,485
Net cash provided by investing activities	744,832,757	1,084,633,210	1,369,020,741	192,822,539
Net cash used in financing activities	(554,832,190)	(1,020,359,284)	(949,602,067)	(133,748,654)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(55,087)	175,763	—	—

Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Schedule of condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	85,823,048	681,383,135	95,970,807
Short-term investments	1,149,961,626	366,279,947	51,589,452
Short-term amounts due from subsidiaries (other than WFOE)	402,663,708	423,884,645	59,702,904
Other current assets	4,395,552	378,978	53,378
Total Current assets	1,642,843,934	1,471,926,705	207,316,541
Non-current assets
Investments in subsidiaries	54,820,009	50,291,278	7,083,378
Contractual interest in the VIEs and VIEs’ subsidiaries*	2,978,731,315	2,616,728,505	368,558,501
Total non-current assets	3,033,551,324	2,667,019,783	375,641,879
Total assets	4,676,395,258	4,138,946,488	582,958,420
LIABILITIES
Current liabilities
Short-term amounts due to subsidiaries (other than WFOE)	34,502,715	—	—
Other current liabilities	319,983,531	321,969,994	45,348,525
Total current liabilities	354,486,246	321,969,994	45,348,525
Other non-current liabilities	7	7	1
Total non-current liabilities	7	7	1
Total liabilities	354,486,253	321,970,001	45,348,526
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2022 and 2023, respectively; 229,831,213 shares issued and 196,605,493 shares outstanding as of December 31, 2022; 229,831,213 shares issued and 144,857,131 shares outstanding as of December 31, 2023)	154,483	154,483	21,758
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2022 and 2023, respectively; 72,978,677 shares issued and outstanding as of December 31, 2022; 72,978,677 shares issued and outstanding as of December 31, 2023)	49,777	49,777	7,011
Treasury shares	(559,005,216)	(773,130,748)	(108,893,188)
Additional paid-in capital	4,805,240,472	4,813,679,585	677,992,589
Accumulated other comprehensive income	66,359,902	111,849,166	15,753,626
Retained earnings (accumulated deficit)	9,109,587	(335,625,776)	(47,271,902)
Total shareholders’ equity	4,321,909,005	3,816,976,487	537,609,894
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,676,395,258	4,138,946,488	582,958,420
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.

Schedule of condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
General and administrative	(10,079,685)	(7,443,140)	(6,797,975)	(957,475)
Interest income	4,440,117	26,502,229	56,622,110	7,975,057
Foreign exchange loss	(390,858)	(411,971)	(178,578)	(25,152)
Net loss on equity securities	(27,278,116)	(14,671,470)	(49,125)	(6,919)
Net recovery on provision for credit losses	—	—	362,724	51,089
Share of loss of subsidiaries	(15,118,076)	(9,705,617)	(5,407,894)	(761,686)
Contractual interests in the VIEs and VIEs’ subsidiaries*	37,717,412	(1,131,232,451)	(87,530,375)	(12,328,395)
Other income	1,928,027	24,251,883	5,105,839	719,142
Other expense	(6,218,510)	(8,186)	—	—
Net loss before income taxes	(14,999,689)	(1,112,718,723)	(37,873,274)	(5,334,339)
Income tax expense	6,455,337	1,510,840	—	—
Net loss	(8,544,352)	(1,111,207,883)	(37,873,274)	(5,334,339)
Other comprehensive (loss) income, net of tax	(72,130,683)	253,877,012	45,489,264	6,407,029
Total comprehensive (loss) income, net of tax	(80,675,035)	(857,330,871)	7,615,990	1,072,690

*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.

Schedule of condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net loss	(8,544,352)	(1,111,207,883)	(37,873,274)	(5,334,339)
Net loss on equity securities	27,278,116	14,671,470	49,125	6,919
Net recovery on provision for credit losses	—	—	(362,724)	(51,089)
Share of loss of subsidiaries	15,118,076	9,705,617	5,407,894	761,686
Contractual interests in the VIEs and VIEs’ subsidiaries*	(37,717,412)	1,131,232,451	87,530,375	12,328,395
Changes in operating assets and liabilities	(6,320,138)	(182,850)	6,050,188	852,154
Net cash (used in) provided by operating activities	(10,185,710)	44,218,805	60,801,584	8,563,726
Net cash provided by investing activities	2,150,227,042	1,028,108,135	739,237,782	104,119,463
Net cash used in financing activities	(1,391,602,116)	(1,969,849,465)	(244,176,932)	(34,391,602)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(5,443,535)	125,457,077	39,697,653	5,591,297
Net increase (decrease) in cash and cash equivalents and restricted cash	742,995,681	(772,065,448)	595,560,087	83,882,884
Cash and cash equivalents and restricted cash at beginning of the year	114,892,815	857,888,496	85,823,048	12,087,923
Cash and cash equivalents and restricted cash at end of the year	857,888,496	85,823,048	681,383,135	95,970,807
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.